Stock-Based Compensation - Additional Information (Q1) (Details) - USD ($) $ / shares in Units, $ in Millions			3 Months Ended		12 Months Ended
	Jan. 01, 2025	Jan. 01, 2024	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Mar. 30, 2021
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted-average fair value of the stock options granted				$ 1.08	$ 1.13	$ 2.34
Total unrecognized stock-based compensation balance for outstanding awards			$ 2.3		$ 3.9
Total unrecognized stock-based compensation balance for outstanding awards expected to be recognized period			1 year 9 months 18 days		2 years 2 months 12 days
Number of shares granted			0		2,377,173
Options exercised			0	0	0
2021 Stock Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock remain available for future issuance			5,892,201		4,753,782
Number of stock authorized							3,119,514
Number of shares available for issuance	0	1,930,324
Vesting period			4 years		4 years
Stock option contractual term			10 years		10 years
2021 Stock Incentive Plan | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Available for issuance percentage of annual increase in number of common stock outstanding			4.00%		4.00%